Net Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
Net Revenues [Abstract]
Contract liabilities at the beginning of the year	¥ 45,063	$ 1,296	¥ 45,063	$ 1,296